UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

FORM N-Q

FEBRUARY 28, 2018

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.7%
U.S. Government Agencies - 3.6%
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.750%	4/9/18	58,159,000	$58,116,485
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	2,000,000	1,925,164

Total U.S. Government Agencies				60,041,649

U.S. Government Obligations - 20.1%
U.S. Treasury Bonds	3.750%	11/15/43	88,960,000	98,905,450
U.S. Treasury Bonds	3.000%	5/15/45	11,260,000	11,002,252
U.S. Treasury Bonds	3.000%	2/15/47	40,460,000	39,461,144
U.S. Treasury Bonds	3.000%	5/15/47	27,300,000	26,612,701
U.S. Treasury Bonds	2.750%	8/15/47	170,000	157,509
U.S. Treasury Bonds	2.750%	11/15/47	13,220,000	12,250,964
U.S. Treasury Notes	0.625%	4/30/18	30,000	29,957
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.174%)	1.750%	7/31/18	45,080,000	45,122,226	(a)
U.S. Treasury Notes	1.625%	7/31/19	630,000	625,164
U.S. Treasury Notes	1.375%	2/15/20	900,000	884,584
U.S. Treasury Notes	1.625%	6/30/20	650,000	639,488
U.S. Treasury Notes	1.375%	5/31/21	8,800,000	8,498,016
U.S. Treasury Notes	1.125%	6/30/21	1,680,000	1,606,927
U.S. Treasury Notes	1.875%	1/31/22	6,140,000	5,982,423
U.S. Treasury Notes	1.875%	4/30/22	1,910,000	1,855,796
U.S. Treasury Notes	2.125%	12/31/22	19,970,000	19,498,833
U.S. Treasury Notes	1.625%	5/31/23	5,640,000	5,350,069
U.S. Treasury Notes	1.375%	8/31/23	2,530,000	2,359,028
U.S. Treasury Notes	2.125%	3/31/24	16,560,000	15,979,753
U.S. Treasury Notes	2.000%	5/31/24	14,670,000	14,028,474
U.S. Treasury Notes	2.000%	2/15/25	15,810,000	15,001,899
U.S. Treasury Notes	2.250%	11/15/25	6,980,000	6,696,846

Total U.S. Government Obligations				332,549,503

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $403,587,705)				392,591,152

ASSET-BACKED SECURITIES - 4.6%
Access Group Inc., 2004-A B1 (28 day Auction Rate Security)	2.334%	7/1/39	7,400,000	7,116,018	(a)
American Money Management Corp., 2016-18A D (3 mo. USD LIBOR + 5.000%)	6.462%	5/26/28	2,000,000	2,013,780	(a)(b)
American Money Management Corp., 2017-20A E (3 mo. USD LIBOR + 5.810%)	7.163%	4/17/29	2,300,000	2,323,184	(a)(b)
American Money Management Corp., 2017-21A E (3 mo. USD LIBOR + 6.500%)	7.886%	11/2/30	2,926,000	2,976,602	(a)(b)
Amortizing Residential Collateral Trust, 2005-BC5 M1 (1 mo. USD LIBOR + 1.035%)	2.364%	7/25/32	146,185	145,142	(a)
Ares CLO Ltd., 2017-44A D (3 mo. USD LIBOR + 6.550%)	7.864%	10/15/29	3,700,000	3,836,534	(a)(b)
Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE3 M4 (1 mo. USD LIBOR + 0.945%)	2.274%	4/25/35	994,867	1,000,044	(a)
Avery Point CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	6.891%	8/5/27	750,000	755,870	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	1,850,000	1,816,924	(b)
Babson CLO Ltd., 2017-1A F (3 mo. USD LIBOR + 7.450%)	8.731%	7/18/29	1,680,000	1,634,860	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Benefit Street Partners CLO Ltd., 2014-IVA CR (3 mo. USD LIBOR + 4.050%)	5.413%	1/20/29	1,500,000	$1,521,387	(a)(b)
Carlyle Global Market Strategies, 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.032%	7/20/31	3,250,000	3,335,312	(a)(b)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.363%	4/20/29	3,300,000	3,361,390	(a)(b)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	2,490,000	2,412,551	(b)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	1.680%	4/15/37	2,314,866	2,195,046	(a)
Dryden Senior Loan Fund, 2015-40A E (3 mo. USD LIBOR + 5.950%)	7.366%	8/15/28	2,590,000	2,601,854	(a)(b)
Encore Credit Receivables Trust, 2005-4 M5 (1 mo. USD LIBOR + 0.650%)	1.979%	1/25/36	3,160,000	2,406,957	(a)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.100%)	1.661%	8/25/36	398,309	191,388	(a)
GoldenTree Loan Opportunities Ltd., 2015-10A E2 (3 mo. USD LIBOR + 5.200%)	6.563%	7/20/27	3,500,000	3,528,252	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2 (Auction Rate Security)	4.731%	2/20/32	250,000	238,469	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2 (Auction Rate Security)	4.746%	3/13/32	350,000	334,660	(a)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	6.975%	4/15/31	2,000,000	2,000,000	(a)(b)(c)
Hertz Vehicle Financing LLC, 2018-1A A	3.290%	2/25/24	1,610,000	1,584,879	(b)
Hertz Vehicle Financing LLC, 2018-1A B	3.600%	2/25/24	1,610,000	1,591,121	(b)
Indymac Manufactured Housing Contract, 1998-2 A2	6.170%	8/25/29	7,298	7,315
Jamestown CLO Ltd., 2015-8A D2 (3 mo. USD LIBOR + 6.750%)	8.109%	1/15/28	1,500,000	1,506,613	(a)(b)
JPMorgan Mortgage Acquisition Trust, 2006-HE2 M1 (1 mo. USD LIBOR + 0.300%)	1.861%	7/25/36	2,050,000	1,800,143	(a)
Lehman XS Trust, 2006-16N A4B (1 mo. USD LIBOR + 0.240%)	1.801%	11/25/46	33,432	2,888	(a)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.220%)	1.781%	6/25/46	14,314	3,874	(a)
Madison Park Funding Ltd., 2014-15A DR (3 mo. USD LIBOR + 5.440%)	6.815%	1/27/26	750,000	751,681	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	1.821%	6/25/46	184,851	174,672	(a)(b)
MidOcean Credit CLO, 2017-7A D (3 mo. USD LIBOR + 3.880%)	5.199%	7/15/29	1,500,000	1,531,065	(a)(b)
National Collegiate Student Loan Trust, 2007-4 A3L (1 mo. USD LIBOR + 0.850%)	2.402%	3/25/38	4,984,978	3,447,890	(a)
Neuberger Berman CLO Ltd., 2015-19A D (3 mo. USD LIBOR + 5.250%)	6.609%	7/15/27	2,500,000	2,502,720	(a)(b)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	6.893%	10/20/27	1,250,000	1,251,529	(a)(b)
Ocean Trails CLO, 2016-6A E (3 mo. USD LIBOR + 7.750%)	9.109%	7/15/28	750,000	790,667	(a)(b)
Option One Mortgage Loan Trust, 2005-1 A4 (1 mo. USD LIBOR + 0.800%)	2.129%	2/25/35	81,144	81,273	(a)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	2,723,813	2,689,739
SLM Student Loan Trust, 2008-6 A4 (3 mo. USD LIBOR + 1.100%)	2.845%	7/25/23	808,193	817,072	(a)
Symphony CLO Ltd., 2014-14A D2 (3 mo. USD LIBOR + 3.600%)	4.959%	7/14/26	1,500,000	1,510,044	(a)(b)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	5.063%	4/20/29	1,750,000	1,788,519	(a)(b)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	2,813,919	2,795,136

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Voya CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.020%)	7.325%	6/7/30	1,300,000	$1,323,302	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $73,425,429)				75,698,366

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 10.6%
Banc of America Funding Corp., 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	1.771%	5/26/37	4,894,328	4,166,728	(a)(b)
Banc of America Funding Corp., 2015-R2 04A1 (1 mo. USD LIBOR + 0.165%)	1.726%	9/29/36	1,875,310	1,813,486	(a)(b)
Banc of America Funding Corp., 2015-R2 04A2 (1 mo. USD LIBOR + 0.165%)	2.015%	9/29/36	15,133,609	10,036,988	(a)(b)
Banc of America Funding Corp., 2015-R2 09A2	1.997%	3/27/36	5,747,028	4,869,871	(a)(b)
Banc of America Funding Corp., 2015-R2 10A1 (1 mo. USD LIBOR + 0.190%)	1.751%	6/29/37	1,573,172	1,531,107	(a)(b)
Banc of America Funding Corp., 2015-R4 6A1 (1 mo. USD LIBOR + 0.140%)	1.692%	8/27/36	2,169,901	2,168,486	(a)(b)
Banc of America Mortgage Securities Inc., 2004-A 1A1 (12 mo. USD LIBOR + 1.870%)	3.497%	2/25/34	15,131	15,191	(a)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	6,700,000	5,753,511	(a)(b)(e)
Bear Stearns Alt-A Trust, 2004-11 1A2 (1 mo. USD LIBOR + 0.840%)	2.169%	11/25/34	13,086	13,067	(a)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. USD LIBOR + 0.160%)	1.721%	1/25/37	2,876,533	2,701,646	(a)
BX Trust, 2017-IMC E (1 mo. USD LIBOR + 3.250%)	4.500%	10/15/32	2,180,000	2,195,044	(a)(b)
BX Trust, 2017-IMC F (1 mo. USD LIBOR + 4.250%)	5.500%	10/15/32	2,100,000	2,117,010	(a)(b)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	160,000	80,365
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	807,554	490,571	(a)
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	189,495	182,432
Citigroup Commercial Mortgage Trust, 2008-C7 AJ	6.191%	12/10/49	2,440,000	1,557,550	(a)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	1.821%	11/25/35	199,415	161,439	(a)
Commercial Mortgage Trust, 2013-CR09 E	4.254%	7/10/45	1,552,000	1,017,504	(a)(b)
Commercial Mortgage Trust, 2013-CR12 E	5.079%	10/10/46	630,000	457,933	(a)(b)
Commercial Mortgage Trust, 2016-SAVA B (1 mo. USD LIBOR + 2.300%)	3.535%	10/15/34	2,610,000	2,618,769	(a)(b)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	1,542,546	1,392,693
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	3.771%	11/25/35	7,780,701	686,649	(a)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.260%)	1.821%	1/25/46	115,290	104,707	(a)
Countrywide Alternative Loan Trust, 2006-04CB 1A4, IO (-1.000 x 1 mo. USD LIBOR + 5.300%)	3.971%	4/25/36	10,028,930	1,380,074	(a)
Countrywide Alternative Loan Trust, 2006-08T1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	4.171%	4/25/36	5,595,165	697,389	(a)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	4.048%	7/25/36	3,272,625	384,310	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2001-HYB1 1A1 (1 year Treasury Constant Maturity Rate + 1.690%)	2.750%	6/19/31	6,274	6,275	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2003-60 1A1 (12 mo. USD LIBOR + 1.910%)	3.526%	2/25/34	66,435	66,663	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.487%	6/15/38	362,501	$215,612	(a)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	6,159,252	4,936,281
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	3,165,250	3,078,739	(a)
Credit Suisse Mortgage Trust, 2014-11R 09A2 (1 mo. USD LIBOR + 0.140%)	1.692%	10/27/36	5,380,000	3,481,323	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 14A1 (1 mo. USD LIBOR + 0.200%)	1.752%	6/27/46	1,883,436	1,868,307	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	2,470,000	2,208,237	(b)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	4,280,000	3,544,052	(b)
Credit Suisse Mortgage Trust, 2015-02R 3A1	1.762%	4/27/36	1,705,741	1,665,006	(a)(b)
Credit Suisse Mortgage Trust, 2015-02R 7A1	3.169%	8/27/36	1,442,145	1,480,140	(a)(b)
Credit Suisse Mortgage Trust, 2015-02R 7A2	3.169%	8/27/36	3,860,789	3,386,557	(a)(b)
Credit Suisse Mortgage Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	8.854%	7/15/32	9,800,000	9,786,211	(a)(b)
CSAIL Commercial Mortgage Trust, 2015-C4 E	3.737%	11/15/48	1,790,000	1,325,308	(a)
CSAIL Commercial Mortgage Trust, 2016-C7 D	4.539%	11/15/49	2,170,000	1,678,528	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	1.779%	6/25/34	43,949	41,163	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	8.478%	7/25/23	1,070,000	1,314,310	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	12.078%	3/25/25	3,925,011	5,402,816	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 M2 (1 mo. USD LIBOR + 1.300%)	2.629%	3/25/29	3,120,000	3,160,654	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.764%	7/25/21	1,533,153	69,404	(a)
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	83,970	97,209
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	1,150,596	141,629
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	4.329%	10/25/29	5,540,000	5,923,043	(a)(b)
First Horizon Alternative Mortgage Securities, 2005-AA12 1A1 (6 mo. USD LIBOR + 1.880%)	3.508%	2/25/36	131,368	112,999	(a)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	14,521,572	97,552	(b)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	1.897%	5/15/34	443,392	411,529	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	395,862	341,589	(a)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.481%	9/16/46	8,453,460	134,378	(a)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.311%	2/16/53	3,773,003	83,245	(a)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.072%	9/16/44	4,640,610	231,818	(a)
Government National Mortgage Association (GNMA), 2014-016 IO, IO	0.801%	6/16/55	731,406	29,550	(a)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	0.380%	2/16/48	1,185,859	41,316	(a)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.868%	9/16/55	2,751,098	145,286	(a)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.636%	1/16/55	64,774,271	1,861,438	(a)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.691%	3/16/60	7,421,470	470,202	(a)
Government National Mortgage Association (GNMA), 2018-2 IO, IO	0.768%	12/16/59	19,847,416	1,449,649	(a)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	1.791%	4/25/36	135,229	159,414	(a)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	265,807	250,815

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
GS Mortgage Securities Trust, 2013-GC14 F	4.936%	8/10/46	890,000	$673,432	(a)(b)
GS Mortgage Securities Trust, 2014-GC24 D	4.529%	9/10/47	2,500,000	2,086,123	(a)(b)
GS Mortgage Securities Trust, 2015-GC28	4.327%	2/10/48	2,000,000	1,590,863	(a)(b)
GS Mortgage Securities Trust, 2015-GS1 D	3.268%	11/10/48	1,705,042	1,398,570
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1 (1 mo. USD LIBOR + 0.350%)	1.911%	1/25/36	1,369,352	1,190,874	(a)(b)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	1.738%	11/19/46	197,518	170,328	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 D	4.094%	11/15/47	2,080,000	1,677,316	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C27 F	3.000%	2/15/48	2,700,000	1,345,388	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C27 G	3.000%	2/15/48	2,049,500	868,488	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.138%	4/17/45	1,583,166	1,298,901	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,740,000	1,444,193	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.797%	2/12/49	6,142,092	4,584,586	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.134%	2/15/51	464,927	456,242	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20 D	4.572%	7/15/47	3,800,000	3,134,998	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M (1 mo. USD LIBOR + 6.225%)	7.475%	10/15/19	1,700,000	1,711,562	(a)(b)
JPMorgan Reremic, 2014-6 3A1 (1 mo. USD LIBOR + 0.210%)	1.762%	7/27/46	2,327,754	2,319,842	(a)(b)
Lehman Mortgage Trust, 2007-1 2A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	5.301%	2/25/37	4,085,914	976,538	(a)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3 (12 mo. USD LIBOR + 2.000%)	3.803%	5/25/34	64,181	64,082	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,265,360	968,692	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,631,720	1,249,157	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	479,178	395,773	(a)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	846,094	662,319
Nomura Asset Acceptance Corp., 2006-AF2 4A	4.212%	8/25/36	169,069	143,206	(a)
Residential Accredit Loans Inc., 2006-QO3 A1 (1 mo. USD LIBOR + 0.210%)	1.771%	4/25/46	4,786,310	2,419,694	(a)
Residential Accredit Loans Inc., 2006-QO3 A2 (1 mo. USD LIBOR + 0.260%)	1.821%	4/25/46	756,999	389,956	(a)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	3.989%	2/25/36	10,903,172	1,585,208	(a)
Sequoia Mortgage Trust, 2007-4 4A1 (12 mo. USD LIBOR + 1.850%)	3.461%	7/20/47	1,559,096	1,427,041	(a)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	6.193%	11/15/27	7,530,000	7,010,225	(a)(b)
Structured ARM Loan Trust, 2004-04 3A2 (6 mo. USD LIBOR + 2.020%)	3.520%	4/25/34	218,702	222,173	(a)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	7.900%	11/11/34	5,000,000	5,000,830	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR +9.800%)	11.350%	11/11/34	5,000,000	5,000,760	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.894%	5/10/63	2,080,000	1,375,444	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.894%	5/10/63	3,650,000	$1,671,970	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	6.008%	2/15/51	4,340,000	4,367,125	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR3 A1B (12 mo. Monthly Treasury Average Index + 1.000%)	2.063%	2/25/46	3,546,915	3,277,234	(a)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	824,675	802,082	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	750,000	498,594	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C26 E	3.250%	2/15/48	1,730,000	1,055,006	(b)
Wells Fargo Mortgage-Backed Securities Trust, 2005-AR9 4A1 (1 year Treasury Constant Maturity Rate + 2.490%)	3.492%	5/25/35	65,480	65,954	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $177,849,039)				175,873,536

CORPORATE BONDS & NOTES - 19.5%
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,160,000	1,136,800	(b)
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	350,000	362,250
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	60,000	61,481
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	200,000	200,750
IHO Verwaltungs GmbH, Senior Secured Bonds (4.500% Cash or 5.250% PIK)	4.500%	9/15/23	2,030,000	1,994,475	(b)(f)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	480,000	464,400	(b)(f)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	866,000	890,898	(b)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,730,000	1,786,225	(b)

Total Auto Components				6,897,279

Automobiles - 0.2%
General Motors Co., Senior Notes	3.500%	10/2/18	1,180,000	1,186,365
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	110,000	110,174
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	500,000	514,852
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	120,000	119,325
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	800,000	817,659

Total Automobiles				2,748,375

Diversified Consumer Services - 0.1%
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,550,000	1,515,125	(b)

Hotels, Restaurants & Leisure - 0.2%
Aramark Services Inc., Senior Notes	5.000%	4/1/25	1,020,000	1,030,200	(b)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	520,000	521,300
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	1,090,000	1,174,475	(b)

Total Hotels, Restaurants & Leisure				2,725,975

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.750%	11/15/22	500,000	504,375
Lennar Corp., Senior Notes	4.500%	4/30/24	380,000	378,100
Toll Brothers Finance Corp., Senior Notes	4.000%	12/31/18	300,000	302,625
Toll Brothers Finance Corp., Senior Notes	5.875%	2/15/22	440,000	470,250
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	930,000	955,575

Total Household Durables				2,610,925

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 0.8%
21st Century Fox America Inc., Senior Bonds	8.450%	8/1/34	440,000	$633,920
DISH DBS Corp., Senior Notes	7.875%	9/1/19	350,000	370,125
DISH DBS Corp., Senior Notes	6.750%	6/1/21	820,000	844,600
DISH DBS Corp., Senior Notes	5.875%	7/15/22	870,000	851,513
DISH DBS Corp., Senior Notes	5.875%	11/15/24	130,000	122,363
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	2,460,000	2,631,228	(b)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	2,040,000	2,075,716	(b)
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	560,000	544,600	(b)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	900,000	841,500	(b)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	1,310,000	1,269,455	(b)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	650,000	781,690
UBM PLC, Notes	5.750%	11/3/20	920,000	946,318	(b)
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	1,450,000	1,343,062	(b)

Total Media				13,256,090

Multiline Retail - 0.1%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,710,000	1,779,469

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,540,000	2,527,300	(b)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,120,000	1,150,823

Total Textiles, Apparel & Luxury Goods				3,678,123

TOTAL CONSUMER DISCRETIONARY				35,211,361

CONSUMER STAPLES - 0.6%
Beverages - 0.0%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	660,000	706,568

Food & Staples Retailing - 0.2%
Cencosud SA, Senior Notes	4.875%	1/20/23	648,000	667,149	(g)
CVS Health Corp., Senior Notes	2.750%	12/1/22	600,000	579,323
CVS Health Corp., Senior Notes	4.000%	12/5/23	620,000	629,275
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	17,609	18,352	(b)
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	60,404	65,411
Kroger Co., Senior Notes	3.400%	4/15/22	350,000	351,626
Kroger Co., Senior Notes	5.150%	8/1/43	560,000	580,334

Total Food & Staples Retailing				2,891,470

Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,470,000	1,502,846

Tobacco - 0.3%
BAT Capital Corp., Senior Notes	3.557%	8/15/27	2,230,000	2,130,062	(b)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,090,000	2,040,910	(b)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	600,000	596,826
Reynolds American Inc., Senior Notes	8.125%	6/23/19	810,000	864,923

Total Tobacco				5,632,721

TOTAL CONSUMER STAPLES				10,733,605

ENERGY - 4.6%
Energy Equipment & Services - 0.1%
Ensco PLC, Senior Notes	8.000%	1/31/24	460,000	457,700
Halliburton Co., Senior Notes	4.850%	11/15/35	910,000	977,506

Total Energy Equipment & Services				1,435,206

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 4.5%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	440,000	$460,141
Anadarko Petroleum Corp., Senior Bonds	7.950%	6/15/39	2,330,000	3,174,099
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	2,890,000	3,017,152
Antero Resources Corp., Senior Notes	5.000%	3/1/25	830,000	840,358
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	1,070,000	1,064,834
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	2,700,000	3,034,125	(b)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	450,000	456,750
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	46,000	49,105	(b)
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	120,000	110,400
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	3,490,000	3,403,978
Continental Resources Inc., Senior Notes	4.375%	1/15/28	350,000	341,688	(b)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,340,000	1,500,800	(b)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	210,000	238,872
Devon Energy Corp., Senior Notes	5.600%	7/15/41	40,000	44,784
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	720,000	706,320
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,200,000	2,389,750
Ecopetrol SA, Senior Notes	5.375%	6/26/26	350,000	370,475
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,620,000	1,630,935
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	4,550,000	4,595,500	(b)
Kerr-McGee Corp., Notes	6.950%	7/1/24	380,000	441,346
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	360,000	365,513
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	1,220,000	1,556,741
Kinder Morgan Inc., Senior Secured Notes	5.000%	2/15/21	160,000	167,046	(b)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	2,360,000	2,624,464	(g)
LUKOIL International Finance BV, Senior Notes	6.125%	11/9/20	1,400,000	1,493,877	(b)
LUKOIL International Finance BV, Senior Notes	6.656%	6/7/22	350,000	389,221	(g)
MPLX LP, Senior Notes	4.875%	6/1/25	550,000	576,945
NGPL PipeCo LLC, Senior Bonds	4.875%	8/15/27	2,930,000	2,966,625	(b)
Noble Energy Inc., Senior Notes	4.150%	12/15/21	800,000	820,947
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	180,000	184,838
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	690,000	673,095
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,170,000	2,267,650
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/15	5,040,000	4,775,400
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	280,000	307,972
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,400,000	3,054,934
QEP Resources Inc., Senior Notes	6.875%	3/1/21	1,810,000	1,936,700
QEP Resources Inc., Senior Notes	5.250%	5/1/23	305,000	304,238
Range Resources Corp., Senior Notes	5.875%	7/1/22	200,000	204,000
Range Resources Corp., Senior Notes	5.000%	3/15/23	170,000	167,025
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	404,250
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	1,960,000	2,102,797
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	2,240,000	2,372,628	(b)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	2,540,000	2,990,850	(b)
SM Energy Co., Senior Notes	6.500%	1/1/23	190,000	190,950
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,110,000	3,125,550	(b)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	2,990,000	$3,003,903	(b)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	200,000	202,750
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	460,000	469,775	(b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000	234,850
WPX Energy Inc., Senior Notes	6.000%	1/15/22	20,000	20,850
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,660,000	3,025,750
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	3,300,000	3,623,400	(b)

Total Oil, Gas & Consumable Fuels				74,476,946

TOTAL ENERGY				75,912,152

FINANCIALS - 4.6%
Banks - 3.3%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	3/16/18	370,000	327,450	(a)(h)
Banco Mercantil De Norte, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	260,000	271,443	(a)(b)(h)
Banco Mercantil De Norte, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	260,000	283,777	(a)(b)(h)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	300,000	292,533	(a)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	631,000	605,166	(a)(b)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	1,720,000	1,728,973
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,930,000	1,947,535
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,120,000	1,335,082	(b)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	950,000	1,058,063	(a)(b)(h)
BPCE SA, Subordinated Bonds (12.500% to 9/30/19 then 3 mo. USD LIBOR + 12.980%)	12.500%	9/30/19	1,022,000	1,161,891	(a)(b)(h)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,680,000	2,819,903	(b)
CIT Group Inc., Senior Notes	5.000%	8/15/22	824,000	851,810
Citigroup Inc., Junior Subordinated Bonds (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,310,000	1,363,383	(a)(h)
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,308,000	1,393,100
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,680,000	1,840,373
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,610,000	2,666,671
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	2,150,000	2,246,927
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	300,000	305,245
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	1,300,000	1,405,625	(a)(b)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,650,000	1,934,625	(a)(b)(h)
HSBC Holdings PLC, Junior Subordinated Bonds (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	300,000	315,327	(a)(h)
HSBC Holdings PLC, Junior Subordinated Bonds (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	780,000	798,720	(a)(h)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,050,000	1,047,110
ING Bank NV, Subordinated Notes	5.800%	9/25/23	1,300,000	1,416,800	(b)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	530,000	519,713	(b)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	1,230,000	1,228,961	(b)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,230,000		$1,250,369
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	910,000		952,071	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,700,000		1,816,984
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	7,320,000		7,508,334
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	900,000		914,519	(b)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,390,000		1,555,805	(b)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/2/18	130,000		130,163	(a)(h)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	4,768,000		4,973,538
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	820,000		822,096
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	3,740,000		3,796,918
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	460,000		515,826

Total Banks					55,402,829

Capital Markets - 0.4%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	310,000		321,942
Goldman Sachs Capital II, Junior Subordinated Bonds (4.000% to 3/1/18 then 3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	4/2/18	75,000		65,813	(a)(h)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	740,000		786,800
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	600,000		651,074
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	1,910,000		2,424,226
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,610,000		1,624,464
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	530,000		573,021
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	4/2/18	100,000		0	*(e)(h)(i)(j)(k)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000		0	*(e)(j)(k)(l)

Total Capital Markets					6,447,340

Consumer Finance - 0.2%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	1,140,000		1,419,300
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,288,000		1,382,990
Navient Corp., Senior Notes	5.500%	1/15/19	640,000		651,008

Total Consumer Finance					3,453,298

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,850,000		1,921,267
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	1,440,000		1,453,518
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,150,000		1,185,868
DAE Funding LLC, Senior Notes	4.500%	8/1/22	232,000		225,620	(b)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	220,000		215,600	(b)
Indian Railway Finance Corp. Ltd., Senior Secured Bonds	7.270%	6/15/27	100,000,000	INR	1,460,087
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	170,000		170,850	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,250,000		1,259,375	(b)
Power Finance Corp. Ltd., Senior Bonds	7.280%	6/10/22	100,000,000	INR	1,507,536

Total Diversified Financial Services					9,399,721

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.1%
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	830,000	$937,900

Thrifts & Mortgage Finance - 0.0%
Quicken Loans Inc., Senior Notes	5.250%	1/15/28	650,000	628,875	(b)

TOTAL FINANCIALS				76,269,963

HEALTH CARE - 1.7%
Biotechnology - 0.0%
Celgene Corp., Senior Notes	3.625%	5/15/24	160,000	159,729
Celgene Corp., Senior Notes	5.000%	8/15/45	460,000	481,183

Total Biotechnology				640,912

Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co., Senior Notes	3.700%	6/6/27	4,110,000	3,940,684
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	2,750,000	2,681,250	(b)

Total Health Care Equipment & Supplies				6,621,934

Health Care Providers & Services - 1.0%
Aetna Inc., Senior Notes	2.800%	6/15/23	170,000	163,189
Anthem Inc., Senior Notes	3.125%	5/15/22	500,000	496,643
BioScrip Inc., Senior Notes	8.875%	2/15/21	1,120,000	1,050,000
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	1,150,000	1,083,077
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	3,750,000	3,477,458
Centene Corp., Senior Notes	4.750%	5/15/22	400,000	408,750
Centene Corp., Senior Notes	6.125%	2/15/24	220,000	231,550
Centene Corp., Senior Notes	4.750%	1/15/25	2,100,000	2,093,438
Dignity Health, Secured Bonds	5.267%	11/1/64	860,000	873,364
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	430,000	438,602	(b)
HCA Inc., Senior Notes	7.500%	2/15/22	540,000	598,725
HCA Inc., Senior Notes	5.875%	5/1/23	1,170,000	1,233,180
HCA Inc., Senior Secured Notes	5.250%	6/15/26	10,000	10,275
HCA Inc., Senior Secured Notes	5.500%	6/15/47	740,000	732,600
Humana Inc., Senior Notes	3.150%	12/1/22	1,160,000	1,151,022
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	682,439
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	182,307
UnitedHealth Group Inc., Senior Notes	4.625%	7/15/35	1,200,000	1,320,033
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	570,000	578,550

Total Health Care Providers & Services				16,805,202

Pharmaceuticals - 0.3%
Mallinckrodt International Finance SA, Senior Notes	3.500%	4/15/18	700,000	698,250
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	80,000	70,097
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	580,000	474,612
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	100,000	100,125	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	1,900,000	1,916,625	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	190,000	169,575	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	630,000	635,513	(b)

Total Pharmaceuticals				4,064,797

TOTAL HEALTH CARE				28,132,845

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.5%
Airlines - 0.0%
Air 2 U.S., Notes	8.027%	10/1/19	61,602	$63,373	(b)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	6,840	6,891	(e)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	577,798	617,441
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	6,305	6,825

Total Airlines				694,530

Commercial Services & Supplies - 0.2%
Republic Services Inc., Senior Notes	5.500%	9/15/19	290,000	302,505
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	1,870,000	1,937,788
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	600,000	615,600
West Corp., Senior Secured Notes	4.750%	7/15/21	40,000	40,600	(b)

Total Commercial Services & Supplies				2,896,493

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	700,000	732,375	(b)
General Electric Co., Senior Notes	5.875%	1/14/38	1,320,000	1,548,268
General Electric Co., Senior Notes	6.875%	1/10/39	670,000	872,915

Total Industrial Conglomerates				3,153,558

Machinery - 0.1%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	920,000	934,950	(b)

Trading Companies & Distributors - 0.0%
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	260,000	254,878	(b)

TOTAL INDUSTRIALS				7,934,409

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.2%
First Data Corp., Senior Notes	7.000%	12/1/23	60,000	63,225	(b)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,800,000	1,818,000	(b)
WEX Inc., Senior Notes	4.750%	2/1/23	830,000	838,300	(b)

Total IT Services				2,719,525

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	3.700%	7/29/25	70,000	71,475
Intel Corp., Senior Notes	3.734%	12/8/47	882,000	848,934	(b)
Micron Technology Inc., Senior Notes	5.250%	1/15/24	80,000	82,400	(b)
Micron Technology Inc., Senior Notes	5.500%	2/1/25	11,000	11,468

Total Semiconductors & Semiconductor Equipment				1,014,277

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	2,065,000	2,078,729	(b)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,705,000	1,742,096	(b)

Total Technology Hardware, Storage & Peripherals				3,820,825

TOTAL INFORMATION TECHNOLOGY				7,554,627

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 2.9%
Chemicals - 0.8%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	6,010,000	$7,145,289	(g)
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	1,200,000	1,305,133
OCP SA, Senior Notes	5.625%	4/25/24	3,460,000	3,652,905	(b)
Westlake Chemical Corp., Senior Notes	4.875%	5/15/23	830,000	852,037

Total Chemicals				12,955,364

Construction Materials - 0.0%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	250,000	261,212	(b)

Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,430,000	1,469,325	(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	650,000	651,625	(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	500,000	564,375
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	639,611	650,005
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	3,300,000	3,826,350	(b)
WestRock RKT Co., Senior Notes	3.500%	3/1/20	70,000	70,823

Total Containers & Packaging				7,232,503

Metals & Mining - 1.7%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	4,540,000	4,891,850	(b)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,850,000	1,806,261	(b)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	281,527	(b)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	1,520,000	1,884,344
ArcelorMittal SA, Senior Notes	7.000%	3/1/41	840,000	1,024,884
Arconic Inc., Senior Notes	5.870%	2/23/22	1,170,000	1,246,050
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	443,589
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	1,330,000	1,512,875	(a)(b)
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	580,000	577,825	(b)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	850,000	847,875	(b)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	600,000	663,534	(b)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	380,000	411,350
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,190,000	3,094,300
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	120,000	121,945	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,490,000	1,456,057	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,460,000	7,800,450

Total Metals & Mining				28,064,716

TOTAL MATERIALS				48,513,795

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,240,000	1,214,580

Real Estate Management & Development - 0.1%
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	2,580,000	2,671,783	(g)

TOTAL REAL ESTATE				3,886,363

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	1,130,000		$1,116,443	(b)
British Telecommunications PLC, Bonds	9.125%	12/15/30	1,710,000		2,494,913
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,900,000		3,016,000	(b)

Total Diversified Telecommunication Services					6,627,356

Wireless Telecommunication Services - 0.6%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	590,000		595,900	(b)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	200,000		200,250	(b)
Sprint Capital Corp., Global Notes	6.900%	5/1/19	2,310,000		2,397,410
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	816,000		847,620	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	4,810,000		5,353,001	(b)

Total Wireless Telecommunication Services					9,394,181

TOTAL TELECOMMUNICATION SERVICES					16,021,537

UTILITIES - 0.8%
Electric Utilities - 0.7%
FirstEnergy Corp., Notes	7.375%	11/15/31	2,686,000		3,549,457
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,990,000		2,963,526
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,210,000		1,421,216
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	300,000		348,744
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	3,400,000		3,629,500	(g)

Total Electric Utilities					11,912,443

Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	230,000		235,463	(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	915,837		920,416
NTPC Ltd., Senior Secured Bonds	6.720%	11/24/21	50,000,000	INR	744,230

Total Independent Power and Renewable Electricity Producers					1,900,109

TOTAL UTILITIES					13,812,552

TOTAL CORPORATE BONDS & NOTES (Cost - $315,075,575)					323,983,209

MORTGAGE-BACKED SECURITIES - 2.1%
FHLMC - 0.4%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	5/1/43-7/1/43	475,884		493,003
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/13/48	6,500,000		6,492,305	(m)

Total FHLMC					6,985,308

FNMA - 1.3%
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-7/1/39	538,222		577,946
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	502,061		548,173
Federal National Mortgage Association (FNMA)	3.500%	4/1/43-10/1/43	13,082,248		13,148,747
Federal National Mortgage Association (FNMA)	4.000%	4/1/43-7/1/43	1,300,988		1,344,561
Federal National Mortgage Association (FNMA)	3.000%	3/13/48	6,900,000		6,683,819	(m)

Total FNMA					22,303,246

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
GNMA - 0.4%
Government National Mortgage Association (GNMA) II	4.500%	4/20/41	134,972		$141,985
Government National Mortgage Association (GNMA) II	3.000%	11/20/47	1,983,858		1,941,493
Government National Mortgage Association (GNMA) II	3.000%	3/20/48-4/19/48	4,100,000		4,006,092	(m)

Total GNMA					6,089,570

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $35,826,517)					35,378,124

MUNICIPAL BONDS - 0.3%
Florida - 0.0%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	200,000		206,744

Illinois - 0.3%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	1,470,000		1,477,276
Illinois State, GO	5.100%	6/1/33	3,100,000		2,927,764

Total Illinois					4,405,040

TOTAL MUNICIPAL BONDS (Cost - $4,692,343)					4,611,784

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.1%
Germany - 0.4%
Bundesrepublik Deutscheland, Inflation Linked Bonds	0.100%	4/15/26	5,756,105	EUR	7,600,319	(g)

Japan - 2.7%
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/24	1,125,970,000	JPY	11,059,718
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	9/10/24	1,708,500,000	JPY	16,853,613
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	9/10/23	103,900,000	JPY	1,018,112
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/25	1,007,000,000	JPY	9,933,619
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/26	593,291,273	JPY	5,879,253

Total Japan					44,744,315

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $48,058,058)					52,344,634

SENIOR LOANS - 7.9%
CONSUMER DISCRETIONARY - 2.9%
Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC, 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.398%	5/2/22	2,776,025		2,802,242	(a)(n)(o)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 1.5%
1011778 B.C. Unlimited Liability Co., Term Loan B3	3.898 - 3.943%	2/16/24	1,221,188	$1,224,363	(a)(n)(o)
Aristocrat Leisure Ltd., 2017 Term Loan B2 (3 mo. LIBOR + 2.000%)	3.745%	10/20/21	1,499,784	1,508,690	(a)(n)(o)
Boyd Gaming Corp., Term Loan B3 (1 Week LIBOR + 2.500%)	3.974%	9/15/23	1,370,709	1,378,787	(a)(n)(o)
Caesars Resort Collection LLC, 2017 First Lien Term Loan B (1 mo. LIBOR + 2.750%)	4.398%	12/22/24	3,010,000	3,032,843	(a)(n)(o)
CCM Merger Inc., New Term Loan B (1 mo. LIBOR + 2.750%)	4.398%	8/8/21	798,289	805,524	(a)(n)(o)
Equinox Holdings Inc., 2017 First Lien Term Loan (1 mo. LIBOR + 3.000%)	4.648%	3/8/24	1,074,600	1,084,898	(a)(n)(o)
Four Seasons Hotels Ltd., New First Lien Term Loan (1 mo. LIBOR + 2.500%)	4.148%	11/30/23	2,771,851	2,793,216	(a)(n)(o)
Golden Nugget Inc., 2017 Incremental Term Loan	4.898 - 5.039%	10/4/23	3,855,277	3,890,213	(a)(n)(o)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 2.000%)	3.621%	10/25/23	2,774,784	2,793,514	(a)(n)(o)
Mohegan Tribal Gaming Authority, 2016 Term Loan B	5.648%	10/13/23	1,391,713	1,404,064	(a)(n)(o)
Scientific Games International Inc., 2018 Term Loan B5 (3 mo. LIBOR + 2.750%)	4.449%	8/14/24	3,002,475	3,019,832	(a)(n)(o)
Station Casinos LLC, 2016 Term Loan B (1 mo. LIBOR + 2.500%)	4.150%	6/8/23	1,334,679	1,339,333	(a)(n)(o)

Total Hotels, Restaurants & Leisure				24,275,277

Media - 0.7%
CBS Radio Inc., 2017 Term Loan B (3 mo. LIBOR + 2.750%)	4.623%	11/17/24	3,054,345	3,076,776	(a)(n)(o)
Charter Communications Operating LLC, 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.650%	4/30/25	3,118,729	3,130,424	(a)(n)(o)
Lions Gate Entertainment Corp., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	3.898%	12/8/23	797,748	803,731	(a)(n)(o)
Numericable Group SA, USD Term Loan B12 (3 mo. LIBOR + 3.000%)	4.720%	1/31/26	1,496,250	1,441,387	(a)(n)(o)
Univision Communications Inc., Term Loan C5 (1 mo. LIBOR + 2.750%)	4.398%	3/15/24	2,985,188	2,953,470	(a)(n)(o)

Total Media				11,405,788

Specialty Retail - 0.5%
Academy Ltd., 2015 Term Loan B	5.495 - 5.580%	7/1/22	2,000,768	1,601,449	(a)(n)(o)
CWGS Group LLC, 2016 Term Loan (1 mo. LIBOR + 3.000%)	4.579 - 4.648%	11/8/23	1,128,600	1,139,534	(a)(n)(o)
Michaels Stores Inc., 2016 Term Loan B1 (1 mo. LIBOR + 2.750%)	4.331 - 4.398%	1/30/23	1,445,736	1,453,868	(a)(n)(o)
Party City Holdings Inc., 2018 Term Loan B (3 mo. LIBOR + 2.750%)	4.330 - 4.530%	8/19/22	2,851,027	2,862,311	(a)(n)(o)
Petco Animal Supplies Inc., 2017 Term Loan B (3 mo. LIBOR + 3.000%)	4.772%	1/26/23	1,170,618	821,627	(a)(n)(o)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.570%	3/11/22	1,518,139	1,244,559	(a)(n)(o)

Total Specialty Retail				9,123,348

TOTAL CONSUMER DISCRETIONARY				47,606,655

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Albertsons LLC, USD 2017 Term Loan B6 (3 mo. LIBOR + 3.000%)	4.956%	6/22/23	2,366,906	$2,335,287	(a)(n)(o)

Food Products - 0.2%
Post Holdings Inc., 2017 Series A Incremental Term Loan (1 mo. LIBOR + 2.250%)	3.900%	5/24/24	2,776,050	2,784,339	(a)(n)(o)

TOTAL CONSUMER STAPLES				5,119,626

FINANCIALS - 0.1%
Capital Markets - 0.1%
RPI Finance Trust, Term Loan B6 (3 mo. LIBOR + 2.000%)	3.693%	3/27/23	1,282,421	1,290,536	(a)(n)(o)

HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.1%
DJO Finance LLC, 2015 Term Loan	4.898 - 4.945%	6/8/20	982,368	975,123	(a)(n)(o)

Health Care Providers & Services - 0.6%
Air Medical Group Holdings Inc., Term Loan B (3 mo. LIBOR + 3.250%)	4.943%	4/28/22	2,101,039	2,115,671	(a)(n)(o)
DaVita HealthCare Partners Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.398%	6/24/21	987,212	995,439	(a)(n)(o)
HCA Inc., Term Loan B8 (1 mo. LIBOR + 2.250%)	3.898%	2/15/24	1,118,721	1,128,411	(a)(n)(o)
Jaguar Holding Co. II, 2017 Term Loan	4.398 - 4.443%	8/18/22	2,773,084	2,785,687	(a)(n)(o)
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 mo. LIBOR + 3.000%)	4.693%	6/7/23	2,822,314	2,839,733	(a)(n)(o)
RadNet Inc., Reprice Term Loan	5.470 - 7.250%	6/30/23	827,831	835,851	(a)(n)(o)

Total Health Care Providers & Services				10,700,792

Health Care Technology - 0.1%
Change Healthcare Holdings Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.398%	3/1/24	942,875	945,690	(a)(n)(o)

Life Sciences Tools & Services - 0.1%
PAREXEL International Corp., Term Loan B (1 mo. LIBOR + 2.750%)	4.398%	9/27/24	2,992,500	2,995,866	(a)(n)(o)

TOTAL HEALTH CARE				15,617,471

INDUSTRIALS - 1.3%
Air Freight & Logistics - 0.3%
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2 (1 mo. LIBOR + 2.250%)	3.840%	4/3/22	2,736,250	2,736,250	(a)(n)(o)
XPO Logistics Inc., 2018 Term Loan B (3 mo. LIBOR + 2.000%)	3.920%	2/23/25	1,824,047	1,830,074	(a)(n)(o)

Total Air Freight & Logistics				4,566,324

Airlines - 0.2%
American Airlines Inc., 2017 Incremental Term Loan (1 mo. LIBOR + 2.000%)	3.588%	12/14/23	1,562,147	1,564,913	(a)(n)(o)
American Airlines Inc., 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.631%	6/26/20	1,462,529	1,466,733	(a)(n)(o)

Total Airlines				3,031,646

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.2%
Quikrete Holdings Inc., 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.398%	11/15/23	2,916,198	$2,931,791	(a)(n)(o)

Commercial Services & Supplies - 0.2%
Brickman Group Ltd. LLC, First Lien Term Loan (1 mo. LIBOR + 3.000%)	4.590 - 4.648%	12/18/20	2,831,691	2,853,181	(a)(n)(o)

Professional Services - 0.1%
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	3.648%	4/10/23	2,779,483	2,790,948	(a)(n)(o)

Trading Companies & Distributors - 0.2%
Beacon Roofing Supply Inc., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	3.830%	1/2/25	2,950,000	2,967,284	(a)(n)(o)
Delos Finance SARL, 2017 Term Loan B (3 mo. LIBOR + 2.000%)	3.693%	10/6/23	1,000,000	1,003,438	(a)(n)(o)

Total Trading Companies & Distributors				3,970,722

Transportation Infrastructure - 0.1%
Flying Fortress Inc., 2017 Term Loan (3 mo. LIBOR + 2.000%)	3.693%	10/30/22	1,210,000	1,214,106	(a)(n)(o)

TOTAL INDUSTRIALS				21,358,718

INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Zebra Technologies Corp., 2017 Term Loan B (3 mo. LIBOR + 2.000%)	3.753%	10/27/21	1,862,673	1,874,024	(a)(n)(o)

IT Services - 0.2%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.250%)	3.871%	4/26/24	2,669,694	2,677,871	(a)(n)(o)

Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp., 2017 First Lien Term Loan (1 mo. LIBOR + 2.000%)	3.648%	3/31/23	2,259,633	2,273,912	(a)(n)(o)

Software - 0.3%
Almonde Inc., USD First Lien Term Loan (3 mo. LIBOR + 3.500%)	5.484%	6/13/24	1,223,850	1,224,785	(a)(n)(o)
Dell Inc., 2017 First Lien Term Loan (1 mo. LIBOR + 2.000%)	3.650%	9/7/23	1,735,650	1,737,200	(a)(n)(o)
Dell Inc., 2017 Term Loan A2 (1 mo. LIBOR + 1.750%)	3.400%	9/7/21	1,257,963	1,258,585	(a)(n)(o)

Total Software				4,220,570

TOTAL INFORMATION TECHNOLOGY				11,046,377

MATERIALS - 0.7%
Construction Materials - 0.2%
American Builders & Contractors Supply Co. Inc., 2017 Term Loan B (1 mo. LIBOR + 2.500%)	4.148%	10/31/23	2,826,959	2,846,394	(a)(n)(o)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.5%
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	3.581 - 3.648%	10/1/22	3,301,132	$3,314,541	(a)(n)(o)(p)
BWAY Holding Co., 2017 Term Loan B	4.874 - 4.958%	4/3/24	2,779,791	2,794,268	(a)(n)(o)
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.398%	2/5/23	3,003,144	3,020,598	(a)(n)(o)

Total Containers & Packaging				9,129,407

TOTAL MATERIALS				11,975,801

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Communications Sales & Leasing Inc., 2017 Term Loan B (1 mo. LIBOR + 3.000%)	4.648%	10/24/22	1,210,827	1,166,168	(a)(n)(o)
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B (1 mo. LIBOR + 2.250%)	3.898%	4/25/23	3,007,148	3,025,676	(a)(n)(o)

Total Equity Real Estate Investment Trusts (REITs)				4,191,844

Real Estate Management & Development - 0.1%
CityCenter Holdings LLC, 2017 Term Loan B (1 mo. LIBOR + 2.500%)	4.148%	4/18/24	1,203,950	1,211,099	(a)(n)(o)
Realogy Corp., 2018 Term Loan B (1 mo. LIBOR + 2.250%)	3.829%	2/8/25	392,040	395,127	(a)(n)(o)

Total Real Estate Management & Development				1,606,226

TOTAL REAL ESTATE				5,798,070

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
CenturyLink Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.398%	1/31/25	1,280,000	1,262,080	(a)(n)(o)
Level 3 Financing Inc., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	3.846%	2/22/24	1,270,000	1,273,515	(a)(n)(o)
Unitymedia Finance LLC, Term Loan B (1 mo. LIBOR + 2.250%)	3.838%	9/30/25	3,010,000	3,011,075	(a)(n)(o)
Virgin Media Bristol LLC, 2017 USD Term Loan (1 mo. LIBOR + 2.500%)	4.088%	1/15/26	1,236,199	1,241,829	(a)(n)(o)

Total Diversified Telecommunication Services				6,788,499

Wireless Telecommunication Services - 0.1%
CSC Holdings LLC, 2017 First Lien Term Loan (1 mo. LIBOR + 2.250%)	3.838%	7/17/25	1,280,635	1,277,818	(a)(n)(o)
Sprint Communications Inc., First Lien Term Loan B (1 mo. LIBOR + 2.500%)	4.188%	2/2/24	1,191,000	1,192,637	(a)(n)(o)

Total Wireless Telecommunication Services				2,470,455

TOTAL TELECOMMUNICATION SERVICES				9,258,954

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Energy Future Intermediate Holding Co., LLC, 2017 DIP Term Loan (1 Week LIBOR + 3.000%)	4.473 - 4.474%	6/30/18	2,980,000		$2,982,980	(a)(n)(o)

TOTAL SENIOR LOANS (Cost - $133,009,000)					132,055,188

SOVEREIGN BONDS - 11.9%
Argentina - 1.8%
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	1,720,000		1,761,194	(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,750,000		1,949,517	(b)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,270,000		2,365,590	(b)
Republic of Argentina, Bonds	22.750%	3/5/18	33,540,000	ARS	1,665,904
Republic of Argentina, Bonds	21.200%	9/19/18	2,443,000	ARS	132,534
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	27.278%	6/21/20	129,420,000	ARS	7,018,291	(a)
Republic of Argentina, Bonds	18.200%	10/3/21	114,970,000	ARS	5,773,865
Republic of Argentina, Senior Bonds	5.625%	1/26/22	2,730,000		2,787,330
Republic of Argentina, Senior Bonds	7.500%	4/22/26	1,130,000		1,209,665
Republic of Argentina, Senior Bonds	7.125%	7/6/36	340,000		330,650
Republic of Argentina, Senior Bonds	7.625%	4/22/46	360,000		358,020
Republic of Argentina, Senior Notes	6.875%	1/26/27	1,100,000		1,119,261
Republic of Argentina, Senior Notes	5.875%	1/11/28	250,000		234,094
Republic of Argentina, Senior Notes	6.875%	1/11/48	3,280,000		3,007,350

Total Argentina					29,713,265

Brazil - 1.1%
Federative Republic of Brazil, Notes	10.000%	1/1/21	33,504,000	BRL	10,730,022
Federative Republic of Brazil, Notes	10.000%	1/1/23	13,490,000	BRL	4,302,039
Federative Republic of Brazil, Notes	10.000%	1/1/25	5,000,000	BRL	1,584,982
Federative Republic of Brazil, Notes	10.000%	1/1/27	2,532,000	BRL	799,827

Total Brazil					17,416,870

Ecuador - 0.8%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	1,420,000		1,608,150	(b)
Republic of Ecuador, Senior Bonds	8.750%	6/2/23	800,000		854,000	(g)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	1,680,000		1,728,300	(g)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	960,000		1,060,272	(b)
Republic of Ecuador, Senior Notes	9.625%	6/2/27	1,650,000		1,823,663	(b)
Republic of Ecuador, Senior Notes	8.875%	10/23/27	4,960,000		5,251,400	(b)

Total Ecuador					12,325,785

Egypt - 0.2%
Arab Republic of Egypt, Senior Notes	6.125%	1/31/22	3,600,000		3,735,846	(g)

Ghana - 0.5%
Republic of Ghana, Bonds	10.750%	10/14/30	5,880,000		7,905,837	(b)

Guatemala - 0.1%
Republic of Guatemala, Senior Notes	4.375%	6/5/27	2,200,000		2,145,000	(b)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
India - 2.2%
Republic of India, Senior Bonds	6.840%	12/19/22	580,000,000	INR	$8,685,811
Republic of India, Senior Bonds	7.350%	6/22/24	650,000,000	INR	9,811,454
Republic of India, Senior Bonds	7.590%	1/11/26	620,000,000	INR	9,328,811
Republic of India, Senior Bonds	7.590%	3/20/29	600,000,000	INR	8,951,797

Total India					36,777,873

Indonesia - 1.1%
Republic of Indonesia, Senior Bonds	7.000%	5/15/27	200,000,000,000	IDR	14,772,521
Republic of Indonesia, Senior Notes	3.500%	1/11/28	490,000		466,645
Republic of Indonesia, Senior Notes	4.625%	4/15/43	1,310,000		1,294,106	(g)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	1,180,000		1,223,076	(g)
Republic of Indonesia, Senior Notes	4.350%	1/11/48	550,000		523,764

Total Indonesia					18,280,112

Kenya - 0.1%
Republic of Kenya, Senior Notes	6.875%	6/24/24	780,000		806,892	(g)
Republic of Kenya, Senior Notes	7.250%	2/28/28	530,000		537,314	(b)

Total Kenya					1,344,206

Mexico - 2.1%
United Mexican States, Senior Bonds	6.500%	6/9/22	338,026,900	MXN	17,256,351
United Mexican States, Senior Bonds	10.000%	12/5/24	19,150,000	MXN	1,146,939
United Mexican States, Senior Bonds	7.500%	6/3/27	146,140,000	MXN	7,680,807
United Mexican States, Senior Bonds	7.750%	11/13/42	117,201,900	MXN	6,130,349
United Mexican States, Senior Bonds	8.000%	11/7/47	55,430,000	MXN	2,971,863

Total Mexico					35,186,309

Nigeria - 0.1%
Republic of Nigeria, Senior Notes	7.143%	2/23/30	680,000		699,550	(b)
Republic of Nigeria, Senior Notes	7.625%	11/28/47	1,410,000		1,451,616	(b)

Total Nigeria					2,151,166

Russia - 1.2%
Russian Federal Bond, Bonds	8.150%	2/3/27	52,000,000	RUB	1,003,424
Russian Federal Bond, Bonds	7.050%	1/19/28	943,991,000	RUB	16,926,996
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	1,600,000		1,702,350	(b)

Total Russia					19,632,770

Senegal - 0.2%
Republic of Senegal, Bonds	6.250%	5/23/33	3,700,000		3,678,725	(b)

Uruguay - 0.4%
Republic of Uruguay, Senior Bonds	8.500%	3/15/28	142,900,000	UYU	4,774,535	(b)
Republic of Uruguay, Senior Notes	9.875%	6/20/22	61,530,000	UYU	2,225,802	(b)

Total Uruguay					7,000,337

TOTAL SOVEREIGN BONDS (Cost - $209,584,011)					197,294,101

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.3%
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	2,978,512	$2,851,309
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	2,401,206	2,622,912
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	4,124,865	3,900,824
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	2,954,878	2,968,679
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	4,340,440	4,219,439
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/26	10,480,211	10,011,440
U.S. Treasury Notes, Inflation Indexed	0.375%	1/15/27	11,603,881	11,243,417

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $38,386,238)				37,818,020

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)(Cost - $1,171,775)	7.624%		47,249	1,219,024	(a)

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.7%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Eurodollar 2-Year Mid Curve Futures, Call @ $97.38	3/16/18	1,497	3,742,500	46,781
Eurodollar Futures, Put @ $96.75	3/18/19	2,255	5,637,500	56,375
Eurodollar Futures, Put @ $97.00	12/17/18	2,255	5,637,500	42,281
Eurodollar Futures, Put @ $97.63	6/18/18	1,803	4,507,500	90,150
Eurodollar Futures, Put @ $97.75	6/18/18	898	2,245,000	168,375
U.S. Treasury 5-Year Notes Futures, Call @ $114.25	3/23/18	526	526,000	110,953
U.S. Treasury 10-Year Notes Futures, Call @ $120.50	3/23/18	584	584,000	209,875
U.S. Treasury 10-Year Notes Futures, Call @ $121.00	3/23/18	348	348,000	76,125
U.S. Treasury 10-Year Notes Futures, Call @ $121.25	3/23/18	1,159	1,159,000	181,094
U.S. Treasury 10-Year Notes Futures, Call @ $121.50	3/23/18	596	596,000	74,500
U.S. Treasury 10-Year Notes Futures, Call @ $122.50	3/23/18	596	596,000	27,938
U.S. Treasury 10-Year Notes Futures, Call @ $123.00	3/23/18	596	596,000	18,625
U.S. Treasury 10-Year Notes Futures, Put @ $118.50	3/23/18	596	596,000	55,875
U.S. Treasury 10-Year Notes Futures, Put @ $119.00	3/23/18	596	596,000	111,750

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $1,819,927)				1,270,697

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC Purchased Options - 0.6%
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.HY.29 Index, Call @ $109.00	Bank of America N.A.	3/21/18	30,910,000	30,910,000	$7,110
Interest rate swaption with Bank of America N.A., Put @ 3.00%	Bank of America N.A.	2/1/23	126,550,000	126,550,000	6,508,163
Interest rate swaption with Bank of America N.A., Put @ 3.15%	Bank of America N.A.	2/2/23	63,340,000	63,340,000	2,900,957
U.S. Dollar/Euro, Call @ $1.18	JPMorgan Chase & Co.	4/3/18	15,700,000	15,700,000	17,600
U.S. Dollar/Euro, Call @ $1.22	Citibank N.A.	5/10/18	29,700,000	29,700,000	270,775
U.S. Dollar/Euro, Call @ $1.22	Morgan Stanley and Co. Inc	5/25/18	16,500,000	16,500,000	186,368
U.S. Dollar/Euro, Call @ $1.23	Citibank N.A.	5/11/18	16,010,000	16,010,000	202,254
U.S. Dollar/Canadian Dollar, Call @ 1.29 CAD	Citibank N.A.	5/22/18	16,500,000	16,500,000	170,049
U.S. Dollar/Euro, Call @ $1.22	Goldman Sachs Group Inc.	3/22/18	16,120,000	16,120,000	119,191
U.S. Dollar/Turkish Lira, Put @ 3.82 TRY	Goldman Sachs Group Inc.	4/17/18	15,610,000	15,610,000	163,125

Total OTC Purchased Options (Cost - $10,760,206)					10,545,592

TOTAL PURCHASED OPTIONS (Cost - $12,580,133)					11,816,289

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,453,245,823)					1,440,683,427

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 12.1%
U.S. Government Agencies - 4.5%
Federal Home Loan Bank (FHLB), Discount Notes	1.423%	4/4/18	25,000,000	24,962,450	(q)
Federal Home Loan Bank (FHLB), Discount Notes	1.449%	4/20/18	25,000,000	24,944,800	(q)
Federal Home Loan Bank (FHLB), Discount Notes	1.481%	5/4/18	25,000,000	24,926,225	(q)

Total U.S. Government Agencies (Cost - $74,850,778)				74,833,475

U.S. Treasury Bills - 0.3%
U.S. Treasury Bills (Cost - $5,000,000)	1.432%	3/1/18	5,000,000	5,000,000	(q)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE		SHARES		VALUE
Money Market Funds - 7.0%
Western Asset Government Cash Management Portfolio LLC (Cost - $116,304,903)	1.430%		116,304,903		$116,304,903	(r)

		MATURITY DATE	FACE AMOUNT†
Sovereign Bonds - 0.3%
Egypt - 0.3%
Arab Republic of Egypt Treasury Bills	19.004%	6/12/18	25,200,000	EGP	1,367,855	(q)
Arab Republic of Egypt Treasury Bills	17.603%	11/13/18	50,400,000	EGP	2,565,894	(q)

Total Sovereign Bonds (Cost - $3,855,402)					3,933,749

TOTAL SHORT-TERM INVESTMENTS (Cost - $200,011,083)					200,072,127

TOTAL INVESTMENTS - 98.9% (Cost - $1,653,256,906)					1,640,755,554
Other Assets in Excess of Liabilities - 1.1%					18,158,237

TOTAL NET ASSETS - 100.0%					$1,658,913,791

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Security is valued using significant unobservable inputs (See Note 1).

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	The coupon payment on these securities is currently in default as of February 28, 2018.

(j)	Value is less than $1.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(l)	The maturity principal is currently in default as of February 28, 2018.

(m)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2018, the Fund held TBA securities with a total cost of $17,315,184.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(p)	All or a portion of this loan is unfunded as of February 28, 2018. The interest rate for fully unfunded term loans is to be determined.

(q)	Rate shown represents yield-to-maturity.

(r)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At February 28, 2018, the total market value of investments in Affiliated Companies was $116,304,903 and the cost was $116,304,903 (See Note 2).

Abbreviations used in this schedule:

ARM	—Adjustable Rate Mortgage
ARS	— Argentine Peso
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CPI	— Consumer Price Index
DIP	— Debtor-in-Possession
EGP	— Egyptian Pound
EUR	— Euro
GO	— General Obligation
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SCHEDULE OF WRITTEN OPTIONS
SCHEDULE OF EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
Eurodollar Futures, Put		3/19/18	$98.00		40	100,000		$11,750
Eurodollar 2-Year Mid Curve Futures, Call		6/15/18	97.63		1,497	3,742,500		102,919
U.S. Treasury 5-Year Notes Futures, Call		3/23/18	114.50		373	373,000		52,453
U.S. Treasury 5-Year Notes Futures, Call		3/23/18	115.00		223	223,000		13,937
U.S. Treasury Long-Term Bonds Futures, Call		3/23/18	152.00		877	877,000		27,406
U.S. Treasury 10-Year Notes Futures, Call		3/23/18	122.00		596	596,000		46,562
U.S. Treasury 10-Year Notes Futures, Call		3/23/18	124.00		575	575,000		17,969
U.S. Treasury 10-Year Notes Futures, Put		3/23/18	119.50		596	596,000		195,563

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $1,067,144)								$468,559

SCHEDULE OF OTC WRITTEN OPTIONS
	COUNTERPARTY
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.HY.29 Index, Put	Bank of America N.A.	3/21/18	$105.00		30,910,000	30,910,000	‡	$63,227
U.S. Dollar/British Pound, Put	Citibank N.A.	3/22/18	1.45		13,455,000	13,455,000		2,355
U.S. Dollar/Euro, Put	Goldman Sachs Group Inc.	3/22/18	1.25		8,060,000	8,060,000		10,897
U.S. Dollar/Euro, Put	JPMorgan Chase & Co.	4/3/18	1.24		15,700,000	15,700,000		65,375
U.S. Dollar/Euro, Put	Citibank N.A.	5/10/18	1.25		29,700,000	29,700,000		148,055
U.S. Dollar/Euro, Put	Citibank N.A.	5/11/18	1.26		16,010,000	16,010,000		58,853
U.S. Dollar/Mexican Peso, Call	Morgan Stanley & Co. Inc.	4/16/18	18.42	MXN	15,430,000	15,430,000		72,428
U.S. Dollar/Mexican Peso, Call	JPMorgan Chase & Co.	7/5/18	21.74	MXN	15,430,000	15,430,000		78,600
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc	5/10/18	18.33	MXN	8,750,000	8,750,000		47,679
U.S. Dollar/Russian Ruble, Put	Citibank N.A.	5/18/18	55.06	RUB	9,400,000	9,400,000		53,984
U.S. Dollar/South African Rand, Call	Bank of America N.A.	3/5/18	14.32	ZAR	5,300,000	5,300,000		0
U.S. Dollar/Turkish Lira, Call	Goldman Sachs Group Inc.	4/17/18	4.03	TRY	15,610,000	15,610,000		74,226

Total OTC Written Options (Premiums received - $1,643,715)								675,679

TOTAL WRITTEN OPTIONS (Premiums received - $2,710,859)								$1,144,238

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡	In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

At February 28, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	208	12/18	$51,012,954	$50,684,400	$(328,554)
90-Day Eurodollar	1,107	12/19	269,125,980	268,862,625	(263,355)
90-Day Eurodollar	1,463	6/20	356,133,409	355,198,113	(935,296)
U.S. Treasury 2-Year Notes	252	6/18	53,561,235	53,542,125	(19,110)
U.S. Treasury 5-Year Notes	3,022	6/18	344,938,164	344,295,517	(642,647)
U.S. Treasury Long-Term Bonds	762	6/18	109,023,428	109,299,375	275,947
U.S. Treasury Ultra Long-Term Bonds	268	6/18	41,579,766	41,774,500	194,734

					(1,718,281)

Contracts to Sell:
90-Day Eurodollar	1,175	3/18	289,022,885	287,537,188	1,485,697
Euro-Bund	1,475	3/18	292,969,700	286,912,326	6,057,374
Euro-Bund	915	6/18	174,906,160	175,002,379	(96,219)
Euro-Buxl	63	3/18	12,818,986	12,415,966	403,020
Euro-Schatz	332	6/18	45,255,653	45,271,328	(15,675)
U.S. Treasury 10-Year Notes	277	6/18	33,344,283	33,252,984	91,299

					7,925,496

Net unrealized appreciation on open futures contracts					$6,207,215

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

At February 28, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,563,500	ZAR	21,505,161	Bank of America N.A.	3/7/18	$(258,547)
ZAR	21,425,422	USD	1,563,500	JPMorgan Chase & Co.	3/7/18	251,791
ARS	96,630,000	USD	4,941,111	Citibank N.A.	4/9/18	(230,978)
ARS	4,430,000	USD	225,790	Citibank N.A.	4/9/18	(9,854)
ARS	15,410,000	USD	787,028	JPMorgan Chase & Co.	4/9/18	(35,883)
TRY	38,146,940	USD	9,756,251	Bank of America N.A.	4/18/18	138,965
USD	9,834,299	TRY	38,538,650	Goldman Sachs Group Inc.	4/18/18	(162,525)
IDR	90,476,190,000	USD	6,683,128	Bank of America N.A.	4/19/18	(124,776)
MXN	135,000,000	USD	7,103,768	Bank of America N.A.	4/19/18	2,532
USD	6,947,473	CAD	8,752,079	Bank of America N.A.	4/19/18	120,479
USD	18,477,829	EUR	14,910,000	Bank of America N.A.	4/19/18	220,947
USD	16,403,637	JPY	1,782,181,396	Bank of America N.A.	4/19/18	(356,772)
EUR	7,500,000	USD	9,210,428	Barclays Bank PLC	4/19/18	(26,885)
IDR	59,477,353,872	USD	4,436,622	Barclays Bank PLC	4/19/18	(125,284)
NOK	62,360,000	USD	7,853,420	Barclays Bank PLC	4/19/18	55,621
USD	2,239,222	AUD	2,812,845	Barclays Bank PLC	4/19/18	54,291
USD	16,023,726	BRL	51,220,000	Barclays Bank PLC	4/19/18	326,932
USD	19,462,995	CNY	127,360,000	Barclays Bank PLC	4/19/18	(597,963)
USD	14,338,101	EUR	11,725,774	Barclays Bank PLC	4/19/18	(19,785)
USD	985,022	EUR	800,000	Barclays Bank PLC	4/19/18	5,445
USD	1,294,991	GBP	942,576	Barclays Bank PLC	4/19/18	(5,535)
USD	42,806,806	JPY	4,737,985,733	Barclays Bank PLC	4/19/18	(1,751,275)
USD	185,276	JPY	20,500,000	Barclays Bank PLC	4/19/18	(7,515)
USD	113,287	JPY	12,500,000	Barclays Bank PLC	4/19/18	(4,268)
USD	163,464	JPY	18,000,000	Barclays Bank PLC	4/19/18	(5,816)
USD	114,315	JPY	12,400,000	Barclays Bank PLC	4/19/18	(2,300)
USD	36,900	JPY	4,000,000	Barclays Bank PLC	4/19/18	(718)
USD	189,252	JPY	20,000,000	Barclays Bank PLC	4/19/18	1,163
USD	317,070	JPY	33,500,000	Barclays Bank PLC	4/19/18	2,022
USD	46,994	JPY	5,000,000	Barclays Bank PLC	4/19/18	(29)
USD	6,621,535	KRW	7,064,450,000	Barclays Bank PLC	4/19/18	92,771
USD	469,770	NZD	650,000	Barclays Bank PLC	4/19/18	1,159
USD	7,645,081	PHP	386,520,000	Barclays Bank PLC	4/19/18	242,457
USD	37,270,835	RUB	2,122,514,430	Barclays Bank PLC	4/19/18	(172,461)
USD	2,629,371	RUB	148,973,570	Barclays Bank PLC	4/19/18	1,327
USD	98,963	SEK	800,000	Barclays Bank PLC	4/19/18	2,069
USD	24,618	SEK	200,000	Barclays Bank PLC	4/19/18	395
ZAR	80,390,000	USD	6,373,482	Barclays Bank PLC	4/19/18	395,374
BRL	67,560,000	USD	20,737,603	Citibank N.A.	4/19/18	(33,280)
CAD	7,293,930	USD	5,849,041	Citibank N.A.	4/19/18	(159,466)
EUR	7,000,000	USD	8,791,496	Citibank N.A.	4/19/18	(220,190)
INR	148,110,000	USD	2,292,210	Citibank N.A.	4/19/18	(31,499)
JPY	18,500,000	USD	167,930	Citibank N.A.	4/19/18	6,052
RUB	1,587,322,361	USD	27,459,403	Citibank N.A.	4/19/18	542,565
USD	2,727,459	EUR	2,220,000	Citibank N.A.	4/19/18	9,130
USD	71,184	GBP	50,000	Citibank N.A.	4/19/18	2,196
USD	91,828	JPY	10,000,000	Citibank N.A.	4/19/18	(2,216)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	83,902	JPY	9,000,000	Citibank N.A.	4/19/18	$(738)
USD	101,301	JPY	10,800,000	Citibank N.A.	4/19/18	(267)
USD	130,724	JPY	14,000,000	Citibank N.A.	4/19/18	(938)
USD	15,976,757	SAR	59,940,000	Citibank N.A.	4/19/18	(6,937)
USD	6,702	SEK	54,000	Citibank N.A.	4/19/18	162
USD	36,838	SEK	300,000	Citibank N.A.	4/19/18	503
USD	73,329	SEK	600,000	Citibank N.A.	4/19/18	658
CNY	59,390,000	USD	9,336,582	JPMorgan Chase & Co.	4/19/18	18,162
INR	1,111,124,532	USD	17,244,918	JPMorgan Chase & Co.	4/19/18	(285,012)
MXN	553,122,002	USD	28,585,855	JPMorgan Chase & Co.	4/19/18	530,077
USD	133,496	JPY	14,500,000	JPMorgan Chase & Co.	4/19/18	(2,868)
USD	11,667,426	KRW	12,647,490,000	JPMorgan Chase & Co.	4/19/18	(21,026)
RUB	156,193,940	USD	2,747,692	Citibank N.A.	5/21/18	(498)
MXN	56,595,300	USD	2,841,244	JPMorgan Chase & Co.	7/9/18	100,546
USD	2,850,000	MXN	56,595,300	JPMorgan Chase & Co.	7/9/18	(91,790)

Total						$(1,630,103)

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

At February 28, 2018, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Bank, PLC	$78,320,000	2/21/20	2.100%**	CPURNSA**	—	$(56,761)
Barclays Bank, PLC	19,580,000	2/22/20	2.120%**	CPURNSA**	—	(5,357)

Total	$97,900,000				—	$(62,118)

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	85,070,000	GBP	9/19/19	0.787% semi-annually	6-Month GBP LIBOR semi-annually	$762	295,998
	115,900,000		9/21/19	3-Month LIBOR quarterly	1.656% semi-annually	—	(1,416,438)
	294,100,000	SEK	2/2/23	0.670% annually	3-month SEK-STIBOR- SIDE quarterly	—	(255,186)
	55,680,000		2/3/33	3.000% semi-annually	3-Month LIBOR quarterly	—	(489,624)
	27,870,000		2/6/33	3.150% semi-annually	3-Month LIBOR quarterly	—	78,293
	42,896,000		11/15/43	2.474% semi-annually	3-Month LIBOR quarterly	11,950	4,225,959
	16,617,000		11/15/43	2.630% semi-annually	3-Month LIBOR quarterly	(110,491)	1,268,783
	29,636,000		11/15/43	2.734% semi-annually	3-Month LIBOR quarterly	(471,868)	1,964,044
	33,891,000		11/15/43	2.950% semi-annually	3-Month LIBOR quarterly	3,166	367,743
	4,954,900,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	2,869,091	(1,335,624)

Total						$2,302,610	$4,703,948

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2018[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Bank of America N.A. (Republic of Korea, 7.125%, due 4/16/19)	$4,140,000	12/20/22	0.50%	1.000% quarterly	$(92,892)	$(92,231)	$(661)
Bank of America N.A. (Republic of Korea, 7.125%, due 4/16/19)	11,998,000	12/20/22	0.50%	1.000% quarterly	(269,204)	(159,531)	(109,673)

Total	16,138,000				$(362,096)	$(251,762)	$(110,334)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.29 Index	$24,820,000	12/20/22	1.000% quarterly	$485,430	$510,899	$(25,469)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.EM.28 Index	$29,468,600	12/20/22	1.000% quarterly	$267,235	$1,087,768	$(820,533)
Markit CDX.NA.HY.29 Index	58,840,000	12/20/22	5.000% quarterly	(3,982,115)	(3,948,606)	(33,509)

Total	$88,308,600			$(3,714,880)	$(2,860,838)	$(854,042)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2018

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One-time payment made at termination date.

Abbreviations used in this table:

GBP	— British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona
LIBOR	— London Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$392,591,152	—		$392,591,152
Asset-Backed Securities	—	75,698,366	—		75,698,366
Collateralized Mortgage Obligations	—	170,120,025	$5,753,511		175,873,536
Corporate Bonds & Notes:
Financials	—	76,269,963	0	*	76,269,963
Industrials	—	7,927,518	6,891		7,934,409
Other Corporate Bonds & Notes	—	239,778,837	—		239,778,837
Mortgage-Backed Securities	—	35,378,124	—		35,378,124
Municipal Bonds	—	4,611,784	—		4,611,784
Non-U.S. Treasury Inflation Protected Securities	—	52,344,634	—		52,344,634
Senior Loans	—	132,055,188	—		132,055,188
Sovereign Bonds	—	197,294,101	—		197,294,101
U.S. Treasury Inflation Protected Securities	—	37,818,020	—		37,818,020
Preferred Stocks	$1,219,024	—	—		1,219,024
Purchased Options:
Exchange-Traded Purchased Options	1,270,697	—	—		1,270,697
OTC Purchased Options	—	10,545,592	—		10,545,592

Total Long-Term Investments	2,489,721	1,432,433,304	5,760,402		1,440,683,427

Short-Term Investments†	—	200,072,127	—		200,072,127

Total Investments	$2,489,721	$1,632,505,431	$5,760,402		$1,640,755,554

Other Financial Instruments:
Futures Contracts	$8,508,071	—	—		$8,508,071
Forward Foreign Currency Contracts	—	$3,125,791	—		3,125,791
Centrally Cleared Interest Rate Swaps	—	8,200,820	—		8,200,820

Total Other Financial Instruments	$8,508,071	$11,326,611	—		$19,834,682

Total	$10,997,792	$1,643,832,042	$5,760,402		$1,660,590,236

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$468,559	—	—	$468,559
OTC Written Options	—	$675,679	—	675,679
Futures Contracts	2,300,856	—	—	2,300,856
Forward Foreign Currency Contracts	—	4,755,894	—	4,755,894
OTC Interest Rate Swaps	—	62,118	—	62,118
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	362,096	—	362,096
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	854,042	—	854,042
Centrally Cleared Interest Rate Swaps	—	3,496,872	—	3,496,872
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	25,469	—	25,469

Total	$2,769,415	$10,232,170	—	$13,001,585

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended February 28, 2018. The following transactions were effected in shares of such companies for the period ended February 28, 2018.

	Affiliate Value at May 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$704,974,903	704,974,903	$588,670,000	588,670,000	—	$704,903	—	$116,304,903

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2018

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2018